Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Common Stock, no par value
Common Stock, authorized	200	200
Common Stock, issued	13,340,200	13,000,000
Common Stock, outstanding	13,340,200	13,000,000